Vanguard International High Dividend Yield Index Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard International High Dividend Yield Index Fund - Admiral Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.16%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.